T. ROWE PRICE New Income Fund
February 28, 2022 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 7.4%
Car Loan 0.8%
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C
0.89%, 10/19/26  13,100 12,750
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  13,530 13,156
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class B
2.68%, 8/20/26 (1) 6,500 6,494
CarMax Auto Owner Trust
Series 2022-1, Class C
2.20%, 11/15/27  11,750 11,624
Exeter Automobile Receivables Trust
Series 2021-2A, Class D
1.40%, 4/15/27  8,374 8,183
Exeter Automobile Receivables Trust
Series 2022-1A, Class D
3.02%, 6/15/28  35,405 35,357
GM Financial Automobile Leasing Trust
Series 2020-3, Class C
1.11%, 10/21/24  11,310 11,235
GM Financial Leasing Trust
Series 2021-1, Class D
1.01%, 7/21/25  6,650 6,532
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 7,377 7,313
Santander Drive Auto Receivables Trust
Series 2021-3, Class D
1.33%, 9/15/27  29,300 28,496
Santander Retail Auto Lease Trust
Series 2021-A, Class D
1.38%, 3/22/27 (1) 23,480 22,860
164,000
Other Asset-Backed Securities 5.6%
522 Funding
Series 2019-5A, Class AR, CLO, FRN
3M SOFR + 1.33%, 1.552%, 4/15/35 (1) 28,800 28,800
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M SOFR + 1.85%, 2.072%, 4/15/35 (1) 16,085 16,085
AGL
Series 2021-14A, Class A, CLO, FRN
3M USD LIBOR + 1.15%, 1.267%, 12/2/34 (1) 35,905 35,862

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
AGL
Series 2022-17A, Class A, CLO, FRN
3M SOFR + 1.33%, 1.574%, 1/21/35 (1) 22,400 22,400
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/5/49 (1) 37,863 37,761
Ballyrock
Series 2021-1A, Class A1, CLO, FRN
3M USD LIBOR + 1.06%, 1.301%, 4/15/34 (1) 12,715 12,676
Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M USD LIBOR + 1.50%, 1.741%, 4/15/29 (1) 16,090 15,930
Benefit Street Partners XX
Series 2020-20A, Class AR, CLO, FRN
3M USD LIBOR + 1.17%, 1.411%, 7/15/34 (1) 15,245 15,260
Benefit Street Partners XXV
Series 2021-25A, Class B, CLO, FRN
3M USD LIBOR + 1.70%, 1.943%, 1/15/35 (1) 9,160 9,144
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 7,078 7,160
Carlyle U.S.
Series 2019-4A, Class A11R, CLO, FRN
3M SOFR + 1.32%, 1.553%, 4/15/35 (1) 29,195 29,158
CBAM
Series 2019-9A, Class A, CLO, FRN
3M USD LIBOR + 1.28%, 1.521%, 2/12/30 (1) 4,815 4,819
Cedar Funding XIV
Series 2021-14A, Class A, CLO, FRN
3M USD LIBOR + 1.10%, 1.341%, 7/15/33 (1) 9,385 9,342
CIFC Funding
Series 2019-5A, Class A2RS, CLO, FRN
3M USD LIBOR + 1.75%, 1.987%, 1/15/35 (1) 11,000 10,981
CIFC Funding
Series 2020-3A, Class A1R, CLO, FRN
3M USD LIBOR + 1.13%, 1.384%, 10/20/34 (1) 20,305 20,226
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M USD LIBOR + 1.14%, 1.381%, 7/15/36 (1) 30,055 30,058
DB Master Finance
Series 2021-1A, Class A2I
2.045%, 11/20/51 (1) 21,082 20,389
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 15,573 16,067
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51 (1) 14,344 13,429

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M USD LIBOR + 1.10%, 1.341%, 7/17/34 (1) 21,235 21,235
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1) 1,974 1,986
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 4,096 4,048
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 27,946 28,862
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (1) 1,854 1,867
Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28 (1) 788 792
HPEFS Equipment Trust
Series 2022-1A, Class C
1.96%, 5/21/29 (1) 11,735 11,615
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 12,510 12,378
HPS Loan Management
Series 11A-17, Class BR, CLO, FRN
3M USD LIBOR + 1.55%, 1.865%, 5/6/30 (1) 12,070 11,978
Invesco
Series 2021-2A, Class A, CLO, FRN
3M USD LIBOR + 1.12%, 1.361%, 7/15/34  33,910 33,899
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 42,015 42,015
Kings Park
Series 2021-1A, Class A, CLO, FRN
3M USD LIBOR + 1.13%, 1.478%, 1/21/35 (1) 20,835 20,810
KKR
Series 13, Class B1R, CLO, FRN
3M USD LIBOR + 1.15%, 1.391%, 1/16/28 (1) 11,320 11,207
KKR
Series 36A, Class A, CLO, FRN
3M USD LIBOR + 1.18%, 1.294%, 10/15/34 (1) 28,155 28,044
KKR
Series 36A, Class B, CLO, FRN
3M USD LIBOR + 1.70%, 1.814%, 10/15/34 (1) 20,495 20,249
Magnetite XXV
Series 2020-25A, Class B, CLO, FRN
3M USD LIBOR + 1.55%, 1.808%, 1/25/32 (1) 10,705 10,704

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Morgan Stanley Eaton Vance
Series 2021-1A, Class B, CLO, FRN
3M USD LIBOR + 1.65%, 1.783%, 10/20/34 (1) 14,730 14,706
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34 (1) 926 925
MVW Owner Trust
Series 2019-1A, Class A
2.89%, 11/20/36 (1) 6,702 6,754
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M USD LIBOR + 0.99%, 1.238%, 1/20/32 (1) 49,995 49,906
Neuberger Berman Loan Advisers
Series 2021-43A, Class A, CLO, FRN
3M USD LIBOR + 1.13%, 1.371%, 7/17/35 (1) 15,105 15,068
Neuberger Berman XVI
Series 2017-16SA, Class AR, CLO, FRN
3M USD LIBOR + 1.04%, 1.281%, 4/15/34 (1) 26,325 26,210
Neuberger Berman XVII
Series 2014-17A, Class BR2, CLO, FRN
3M USD LIBOR + 1.50%, 1.759%, 4/22/29 (1) 16,785 16,782
New Economy Assets Phase 1 Sponsor
Series 2021-1, Class A1
1.91%, 10/20/61 (1) 29,770 28,622
OCP
Series 2020-19A, Class AR, CLO, FRN
3M USD LIBOR + 1.15%, 1.404%, 10/20/34 (1) 31,830 31,783
OZLM VII
Series 2014-7RA, Class A1R, CLO, FRN
3M USD LIBOR + 1.01%, 1.251%, 7/17/29 (1) 35,562 35,498
Palmer Square
Series 2021-2A, Class A, CLO, FRN
3M USD LIBOR + 1.15%, 1.391%, 7/15/34 (1) 27,385 27,409
Palmer Square
Series 2021-3A, Class B, CLO, FRN
3M USD LIBOR + 1.65%, 1.882%, 1/15/35 (1) 7,500 7,473
Palmer Square
Series 2022-1A, Class A, CLO, FRN
3M SOFR + 1.32%, 1.786%, 4/20/35 (1) 40,630 40,630
Peace Park
Series 2021-1A, Class A, CLO, FRN
3M USD LIBOR + 1.13%, 1.384%, 10/20/34 (1) 34,650 34,735
Planet Fitness Master Issuer
Series 2018-1A, Class A2II
4.666%, 9/5/48 (1) 24,957 25,325
Planet Fitness Master Issuer
Series 2022-1A, Class A2I
3.251%, 12/5/51 (1) 21,975 21,975

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Regatta XIX Funding
Series 2022-1A, Class B, CLO, FRN
TSFR3M + 1.85%, 4/20/35 (1) 15,065 15,065
Sierra Timeshare Receivables Funding
Series 2019-2A, Class A
2.59%, 5/20/36 (1) 3,586 3,571
Sierra Timeshare Receivables Funding
Series 2020-2A, Class B
2.32%, 7/20/37 (1) 4,992 4,961
Symphony XVII
Series 2016-17A, Class AR, CLO, FRN
3M USD LIBOR + 0.88%, 1.121%, 4/15/28 (1) 21,922 21,828
Symphony XXVI
Series 2021-26A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 1.334%, 4/20/33 (1) 14,640 14,640
Symphony XXXI
Series 2022-31A, Class B, CLO, FRN
3M SOFR + 1.85%, 4/22/35 (1) 14,150 14,150
Wellfleet
Series 2021-3A, Class B, CLO, FRN
3M USD LIBOR + 1.80%, 1.91%, 1/15/35 (1) 8,845 8,832
Wind River
Series 2016-1A, Class BR, CLO, FRN
3M USD LIBOR + 1.65%, 1.889%, 7/15/28 (1) 12,980 12,982
1,097,066
Student Loan 1.0%
Navient Private Education Loan Trust
Series 2017-A, Class A2A
2.88%, 12/16/58 (1) 1,610 1,620
Navient Private Education Loan Trust
Series 2017-A, Class B
3.91%, 12/16/58 (1) 8,525 8,476
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68 (1) 12,389 12,406
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 11,669 11,683
Navient Private Education Refi Loan Trust
Series 2020-BA, Class A2
2.12%, 1/15/69 (1) 16,318 16,229
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 20,755 20,474
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 8,483 8,311

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust
Series 2022-A, Class A
2.23%, 7/15/70 (1) 37,780 37,451
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M USD LIBOR + 0.74%, 0.927%, 3/26/68 (1) 10,830 10,751
SMB Private Education Loan Trust
Series 2015-B, Class A2A
2.98%, 7/15/27 (1) 185 186
SMB Private Education Loan Trust
Series 2016-A, Class A2A
2.70%, 5/15/31 (1) 3,626 3,644
SMB Private Education Loan Trust
Series 2016-B, Class A2A
2.43%, 2/17/32 (1) 9,294 9,300
SMB Private Education Loan Trust
Series 2016-C, Class A2A
2.34%, 9/15/34 (1) 7,648 7,624
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1) 8,784 8,920
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1) 19,287 19,693
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 32,794 30,772
207,540
Total Asset-Backed Securities
(Cost $1,475,869) 1,468,606
BANK LOANS 1.0% (2)
FINANCIAL INSTITUTIONS 0.1%
Insurance 0.1%
Asurion, FRN
1M USD LIBOR + 5.25%, 1/31/28 (3) 4,000 3,949
HUB International, FRN
1M USD LIBOR + 3.25%, 4.00%, 4/25/25  12,582 12,481
Total Financial Institutions 16,430
INDUSTRIAL 0.9%
Capital Goods 0.0%
Charter Next Generation, FRN
1M USD LIBOR + 3.75%, 12/1/27 (3) 6,000 5,968
5,968

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Communications 0.2%
Clear Channel Outdoor Holdings, FRN
1M USD LIBOR + 3.50%, 3.709%, 8/21/26  9,090 8,909
Lamar Media, FRN
1M USD LIBOR + 1.50%, 1.637%, 2/5/27  14,435 14,304
Mission Broadcasting, FRN
1M USD LIBOR + 2.50%, 2.606%, 6/2/28  6,273 6,213
29,426
Consumer Cyclical 0.3%
Caesars Resort Collection, FRN
1M USD LIBOR + 3.50%, 3.709%, 7/21/25  8,903 8,855
Churchill Downs, FRN
1M USD LIBOR + 2.00%, 2.21%, 3/17/28  19,461 19,193
Delta 2, FRN
3M USD LIBOR + 2.50%, 3.50%, 2/1/24 (3) 6,265 6,202
KFC Holding, FRN
1M USD LIBOR + 1.75%, 1.887%, 3/15/28  26,976 26,871
UFC Holdings, FRN
1M USD LIBOR + 2.75%, 3.50%, 4/29/26  6,383 6,290
67,411
Energy 0.1%
Buckeye Partners, FRN
1M USD LIBOR + 2.25%, 2.356%, 11/1/26  18,772 18,548
18,548
Health Care 0.1%
Catalent Pharma Solutions, FRN
1M USD LIBOR + 2.00%, 2.50%, 2/22/28  3,363 3,350
HCA, FRN
1M USD LIBOR + 1.75%, 1.959%, 6/30/28  5,179 5,177
Mozart Borrower, FRN
1M USD LIBOR + 3.25%, 3.75%, 10/23/28 (3) 10,340 10,232
18,759
Technology 0.2%
Applied Systems, FRN
1M USD LIBOR + 3.00%, 9/19/24 (3) 3,420 3,397
Ascend Learning, FRN
1M USD LIBOR + 3.50%, 4.00%, 12/11/28 (3) 10,560 10,413
athenahealth, FRN
SOFR + 3.50%, 4.00%, 1/27/29 (3) 11,065 10,952
RealPage, FRN
1M USD LIBOR + 3.25%, 3.75%, 4/24/28 (3) 3,339 3,299
UKG, FRN
1M USD LIBOR + 3.25%, 3.75%, 5/4/26  16,005 15,885

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
UKG, FRN
1M USD LIBOR + 5.25%, 5.75%, 5/3/27  1,635 1,627
45,573
Total Industrial 185,685
Total Bank Loans
(Cost $202,939) 202,115
BOND MUTUAL FUNDS 2.9%
T. Rowe Price Institutional Floating Rate Fund - Z Class, 4.02% (4)(5) 53,092 513,402
T. Rowe Price Institutional High Yield Fund - Z Class, 5.74% (4)(5) 5,851 49,442
Total Bond Mutual Funds
(Cost $558,750) 562,844
CONVERTIBLE PREFERRED STOCKS 0.1%
INDUSTRIAL 0.1%
Energy 0.1%
Targa Resources, Series A, 9.50%, Acquisition Date: 2/10/21,
Cost $9,215 (6)(7) 9 9,310
Total Industrial 9,310
Total Convertible Preferred Stocks
(Cost $9,215) 9,310
CORPORATE BONDS 28.2%
FINANCIAL INSTITUTIONS 12.0%
Banking 8.4%
AIB Group, VR, 4.263%, 4/10/25 (1)(8) 11,685 11,981
Banco Santander, 3.49%, 5/28/30  11,400 11,374
Banco Santander, VR, 1.722%, 9/14/27 (8) 21,200 19,938
Bangkok Bank, 4.45%, 9/19/28 (9) 5,665 6,251
Bank Leumi Le-Israel, VR, 3.275%, 1/29/31 (1)(8) 23,000 22,023
Bank of America, 4.45%, 3/3/26 (9) 18,903 20,079
Bank of America, VR, 1.734%, 7/22/27 (8)(9) 20,116 19,149
Bank of America, VR, 1.898%, 7/23/31 (8) 73,896 66,870
Bank of America, VR, 2.299%, 7/21/32 (8)(9) 32,003 29,611
Bank of America, VR, 2.496%, 2/13/31 (8) 22,900 21,774
Bank of America, VR, 2.592%, 4/29/31 (8) 38,880 37,264
Bank of America, VR, 2.972%, 2/4/33 (8) 30,180 29,586
Bank of America, VR, 3.419%, 12/20/28 (8)(9) 22,458 22,944
Bank of America, VR, 3.559%, 4/23/27 (8) 11,450 11,761
Bank of America, VR, 4.271%, 7/23/29 (8) 42,340 45,140
Barclays, VR, 2.279%, 11/24/27 (8) 30,800 29,801

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Barclays, VR, 2.852%, 5/7/26 (8) 24,674 24,636
Barclays, VR, 3.932%, 5/7/25 (8) 19,911 20,440
BNP Paribas, VR, 1.323%, 1/13/27 (1)(8) 10,950 10,334
BNP Paribas, VR, 2.159%, 9/15/29 (1)(8) 11,915 11,033
BNP Paribas, VR, 2.591%, 1/20/28 (1)(8) 37,030 35,923
Capital One Financial, 3.65%, 5/11/27  11,559 11,980
Capital One Financial, 3.75%, 3/9/27  19,858 20,715
Citigroup, VR, 2.561%, 5/1/32 (8) 10,298 9,750
Citigroup, VR, 3.057%, 1/25/33 (8) 20,440 20,155
Citigroup, VR, 3.106%, 4/8/26 (8) 23,226 23,539
Citigroup, Series VAR, VR, 3.07%, 2/24/28 (8)(9) 20,140 20,254
Credit Suisse Group, VR, 3.091%, 5/14/32 (1)(8)(9) 10,031 9,504
Credit Suisse Group, VR, 4.194%, 4/1/31 (1)(8) 18,871 19,556
Danske Bank, 5.375%, 1/12/24 (1) 20,461 21,531
Danske Bank, VR, 3.244%, 12/20/25 (1)(8) 21,957 22,212
Discover Financial Services, 4.10%, 2/9/27  58,694 61,421
Goldman Sachs Group, 3.50%, 11/16/26  11,635 11,920
Goldman Sachs Group, VR, 1.542%, 9/10/27 (8) 31,264 29,447
Goldman Sachs Group, VR, 2.383%, 7/21/32 (8) 17,287 15,971
Goldman Sachs Group, VR, 2.615%, 4/22/32 (8) 45,548 42,947
Goldman Sachs Group, VR, 2.65%, 10/21/32 (8) 17,735 16,769
Goldman Sachs Group, VR, 3.102%, 2/24/33 (8)(9) 24,480 23,972
HSBC Holdings, 3.90%, 5/25/26  9,569 9,939
HSBC Holdings, VR, 1.645%, 4/18/26 (8) 10,575 10,187
HSBC Holdings, VR, 2.099%, 6/4/26 (8) 20,767 20,264
HSBC Holdings, VR, 4.292%, 9/12/26 (8) 2,175 2,269
ING Groep, VR, 1.726%, 4/1/27 (8) 9,137 8,723
JPMorgan Chase, VR, 1.578%, 4/22/27 (8) 35,303 33,742
JPMorgan Chase, VR, 1.764%, 11/19/31 (8) 41,300 37,132
JPMorgan Chase, VR, 2.182%, 6/1/28 (8) 32,197 31,163
JPMorgan Chase, VR, 2.545%, 11/8/32 (8) 31,065 29,574
JPMorgan Chase, VR, 2.739%, 10/15/30 (8) 19,897 19,428
JPMorgan Chase, VR, 2.947%, 2/24/28 (8)(9) 20,020 20,088
JPMorgan Chase, VR, 2.956%, 5/13/31 (8) 59,518 57,807
JPMorgan Chase, VR, 2.963%, 1/25/33 (8)(9) 13,735 13,561
Kookmin Bank, 2.50%, 11/4/30 (1) 21,350 20,119
Kookmin Bank, 2.50%, 11/4/30  6,800 6,408
Morgan Stanley, VR, 1.512%, 7/20/27 (8) 25,000 23,608
Morgan Stanley, VR, 1.593%, 5/4/27 (8)(9) 13,695 13,074
Morgan Stanley, VR, 1.928%, 4/28/32 (8) 27,901 25,077
Morgan Stanley, VR, 2.239%, 7/21/32 (8) 15,751 14,553
Morgan Stanley, VR, 2.943%, 1/21/33 (8) 8,645 8,452
Morgan Stanley, VR, 3.217%, 4/22/42 (8) 5,725 5,446
Nationwide Building Society, VR, 2.972%, 2/16/28 (1)(8)(9) 14,775 14,708
Santander Holdings USA, VR, 2.49%, 1/6/28 (8) 12,500 12,143
Santander UK Group Holdings, VR, 1.532%, 8/21/26 (8) 48,133 45,875

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Shinhan Bank, 3.875%, 3/24/26  5,830 6,093
Standard Chartered, VR, 1.456%, 1/14/27 (1)(8) 10,354 9,684
Standard Chartered, VR, 2.608%, 1/12/28 (1)(8) 17,245 16,689
Standard Chartered, VR, 2.819%, 1/30/26 (1)(8) 16,707 16,605
Standard Chartered, VR, 4.644%, 4/1/31 (1)(8) 36,236 38,732
UBS Group, VR, 1.364%, 1/30/27 (1)(8) 14,633 13,791
UBS Group, VR, 2.746%, 2/11/33 (1)(8) 31,160 29,714
Wells Fargo, 4.30%, 7/22/27  11,645 12,422
Wells Fargo, VR, 2.393%, 6/2/28 (8) 31,245 30,584
Wells Fargo, VR, 2.572%, 2/11/31 (8)(9) 52,585 50,525
Wells Fargo, VR, 2.879%, 10/30/30 (8) 53,562 52,595
Wells Fargo, VR, 4.478%, 4/4/31 (8) 15,936 17,352
1,667,681
Brokerage Asset Managers Exchanges 0.4%
Intercontinental Exchange, 1.85%, 9/15/32 (9) 10,284 9,166
Intercontinental Exchange, 2.10%, 6/15/30  9,720 9,146
LSEGA Financing, 2.00%, 4/6/28 (1) 41,004 39,093
LSEGA Financing, 2.50%, 4/6/31 (1) 14,998 14,300
LSEGA Financing, 3.20%, 4/6/41 (1) 6,705 6,345
78,050
Finance Companies 0.6%
AerCap Ireland Capital, 2.45%, 10/29/26  18,080 17,350
AerCap Ireland Capital, 3.00%, 10/29/28  9,075 8,747
AerCap Ireland Capital, 3.30%, 1/30/32  9,790 9,282
AerCap Ireland Capital, 3.50%, 5/26/22  1,235 1,239
AerCap Ireland Capital, 3.50%, 1/15/25 (9) 3,935 3,988
AerCap Ireland Capital, 4.875%, 1/16/24  29,186 30,351
AerCap Ireland Capital, 6.50%, 7/15/25  4,365 4,806
Avolon Holdings Funding, 2.528%, 11/18/27 (1) 9,475 8,805
Avolon Holdings Funding, 3.95%, 7/1/24 (1) 7,013 7,162
Avolon Holdings Funding, 5.50%, 1/15/26 (1) 12,762 13,623
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1) 14,765 15,079
120,432
Financial Other 0.1%
Sun Hung Kai Properties Capital Market, 2.875%, 1/21/30 (9) 14,100 13,838
13,838
Insurance 0.7%
AIA Group, 3.90%, 4/6/28 (1)(9) 40,868 43,486
CNO Financial Group, 5.25%, 5/30/25 (9) 9,438 10,051
Equitable Holdings, 4.35%, 4/20/28  36,732 39,342
Humana, 2.15%, 2/3/32  7,055 6,485
Humana, 3.95%, 3/15/27 (9) 6,075 6,405
Humana, 4.875%, 4/1/30  17,913 20,099
Marsh & McLennan, 2.25%, 11/15/30  8,918 8,401
134,269

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Real Estate Investment Trusts 1.8%
Alexandria Real Estate Equities, 2.75%, 12/15/29  16,820 16,669
Alexandria Real Estate Equities, 3.95%, 1/15/27  25,607 27,231
Alexandria Real Estate Equities, 3.95%, 1/15/28 (9) 15,766 16,751
American Campus Communities Operating Partnership, 2.85%, 2/1/30  36,598 35,712
American Campus Communities Operating Partnership, 3.30%,
7/15/26  16,422 16,905
American Campus Communities Operating Partnership, 3.625%,
11/15/27  31,094 32,179
Brixmor Operating Partnership, 3.90%, 3/15/27  30,217 31,406
Brixmor Operating Partnership, 4.125%, 6/15/26  55,609 58,683
Essex Portfolio, 1.65%, 1/15/31 (9) 10,099 8,927
Essex Portfolio, 3.625%, 5/1/27  10,736 11,234
Extra Space Storage, 2.35%, 3/15/32  26,250 24,150
Highwoods Realty, 4.125%, 3/15/28  17,404 18,224
Highwoods Realty, 4.20%, 4/15/29  11,839 12,521
Realty Income, 3.95%, 8/15/27  20,416 21,627
Regency Centers, 3.70%, 6/15/30  12,150 12,673
Regency Centers, 4.125%, 3/15/28  9,817 10,433
355,325
Total Financial Institutions 2,369,595
GOVERNMENT RELATED 0.1%
Owned No Guarantee 0.1%
Ooredoo International Finance, 2.625%, 4/8/31 (1) 21,040 20,179
Total Government Related 20,179
INDUSTRIAL 14.6%
Basic Industry 0.3%
Anglo American Capital, 4.125%, 9/27/22 (1) 10,182 10,351
Celulosa Arauco y Constitucion, 3.875%, 11/2/27  20,227 20,709
Ecolab, 4.80%, 3/24/30 (9) 1,983 2,274
Methanex, 5.125%, 10/15/27  18,855 19,161
Westlake, 1.625%, 7/17/29 (EUR)  11,421 12,476
64,971
Capital Goods 0.6%
Boral Finance, 3.00%, 11/1/22 (1)(9) 5,545 5,582
Boral Finance, 3.75%, 5/1/28 (1) 50,753 52,905
Martin Marietta Materials, 2.40%, 7/15/31  21,068 19,807
Siemens Financieringsmaatschappij, 1.70%, 3/11/28 (1) 8,075 7,654
Siemens Financieringsmaatschappij, 2.15%, 3/11/31 (1) 27,065 25,625
Waste Connections, 2.20%, 1/15/32 (9) 14,095 13,089
124,662
Communications 4.1%
Altice France, 5.50%, 1/15/28 (1) 10,315 9,645
American Tower, 2.30%, 9/15/31 (9) 10,785 9,798

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
American Tower, 2.95%, 1/15/51  12,025 9,841
AT&T, 2.25%, 2/1/32  69,916 64,301
AT&T, 2.75%, 6/1/31  21,228 20,601
AT&T, 4.30%, 2/15/30  13,637 14,837
Charter Communications Operating, 2.25%, 1/15/29  12,175 11,314
Charter Communications Operating, 2.30%, 2/1/32  24,315 21,545
Charter Communications Operating, 2.80%, 4/1/31  47,400 44,225
Charter Communications Operating, 4.80%, 3/1/50  5,020 4,923
Charter Communications Operating, 5.125%, 7/1/49  7,698 7,844
Charter Communications Operating, 5.75%, 4/1/48  1,536 1,701
Charter Communications Operating, 6.484%, 10/23/45  5,555 6,643
Comcast, 2.887%, 11/1/51 (1) 38,715 33,461
Comcast, 3.25%, 11/1/39  22,623 21,801
Crown Castle Towers, 3.663%, 5/15/25 (1) 50,986 52,146
HKT Capital No. 2, 3.625%, 4/2/25  2,714 2,793
HKT Capital No. 4, 3.00%, 7/14/26 (9) 22,686 23,001
Netflix, 4.625%, 5/15/29 (EUR)  19,830 25,333
NTT Finance, 1.591%, 4/3/28 (1) 26,137 24,574
NTT Finance, 2.065%, 4/3/31 (1) 3,650 3,446
SBA Tower Trust, 1.84%, 10/15/51 (1) 21,685 20,937
SBA Tower Trust, 2.593%, 10/15/56 (1) 17,515 17,344
T-Mobile USA, 2.05%, 2/15/28  12,155 11,542
T-Mobile USA, 3.75%, 4/15/27  79,092 82,167
Verizon Communications, 2.10%, 3/22/28  12,383 11,910
Verizon Communications, 2.55%, 3/21/31  19,144 18,232
Verizon Communications, 2.65%, 11/20/40 (9) 37,223 32,249
Verizon Communications, 2.875%, 11/20/50 (9) 42,403 35,481
Verizon Communications, 2.987%, 10/30/56  40,751 34,709
Verizon Communications, 4.329%, 9/21/28  29,811 32,425
Verizon Communications, 4.75%, 11/1/41  9,939 11,206
Vodafone Group, 4.375%, 5/30/28  27,950 30,242
Vodafone Group, 4.875%, 6/19/49  24,543 27,024
Vodafone Group, 5.00%, 5/30/38  17,214 19,482
Vodafone Group, 5.25%, 5/30/48  11,713 13,345
812,068
Consumer Cyclical 1.6%
Bath & Body Works, 6.625%, 10/1/30 (1) 17,135 18,506
Daimler Finance North America, 2.45%, 3/2/31 (1)(9) 8,996 8,584
Ford Motor, 9.00%, 4/22/25  3,815 4,417
Ford Motor, 9.625%, 4/22/30  4,100 5,645
General Motors Financial, 4.00%, 10/6/26  20,869 21,728
General Motors Financial, 4.30%, 7/13/25  8,846 9,231
General Motors Financial, 4.35%, 4/9/25 (9) 20,528 21,442
General Motors Financial, 5.10%, 1/17/24  27,464 28,795
GLP Capital, 3.35%, 9/1/24  6,162 6,248

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Home Depot, 2.375%, 3/15/51  4,990 4,092
Hyundai Capital America, 1.80%, 10/15/25 (1) 11,183 10,820
Hyundai Capital America, 2.10%, 9/15/28 (1) 16,150 14,973
JMH, 2.50%, 4/9/31  20,558 19,599
Las Vegas Sands, 3.20%, 8/8/24  4,695 4,634
Las Vegas Sands, 3.50%, 8/18/26  10,677 10,316
Marriott International, 3.75%, 3/15/25  11,053 11,388
Marriott International, 3.75%, 10/1/25  3,043 3,152
Marriott International, Series EE, 5.75%, 5/1/25  4,435 4,858
QVC, 4.375%, 3/15/23  6,321 6,400
Ross Stores, 1.875%, 4/15/31 (9) 17,885 16,177
TJX, 1.60%, 5/15/31 (9) 9,297 8,394
Volkswagen Bank, 2.50%, 7/31/26 (EUR)  20,000 23,656
Volkswagen Group of America Finance, 1.625%, 11/24/27 (1) 6,720 6,327
Volkswagen Group of America Finance, 3.20%, 9/26/26 (1) 15,868 16,163
Volkswagen Group of America Finance, 4.75%, 11/13/28 (1) 21,055 23,317
308,862
Consumer Non-Cyclical 3.5%
AbbVie, 2.95%, 11/21/26 (9) 50,782 51,467
AbbVie, 3.20%, 11/21/29  14,750 14,845
AbbVie, 4.05%, 11/21/39  12,709 13,338
AbbVie, 4.25%, 11/21/49  13,924 14,780
AbbVie, 4.70%, 5/14/45  27,592 30,534
AbbVie, 4.875%, 11/14/48  36,241 41,582
Anheuser-Busch InBev Worldwide, 4.439%, 10/6/48  4,370 4,678
Anheuser-Busch InBev Worldwide, 4.50%, 6/1/50  31,827 34,977
AstraZeneca, 1.375%, 8/6/30  5,937 5,343
Astrazeneca Finance, 1.75%, 5/28/28  15,129 14,410
Astrazeneca Finance, 2.25%, 5/28/31  4,894 4,706
BAT Capital, 3.557%, 8/15/27  39,483 39,736
BAT International Finance, 1.668%, 3/25/26  21,719 20,562
Baxter International, 2.272%, 12/1/28 (1) 11,915 11,486
Baxter International, 2.539%, 2/1/32 (1) 16,345 15,659
Bayer U.S. Finance II, 4.375%, 12/15/28 (1) 10,245 10,926
Becton Dickinson & Company, 1.957%, 2/11/31  21,734 19,799
Becton Dickinson & Company, 2.823%, 5/20/30  13,423 13,195
Becton Dickinson & Company, 3.70%, 6/6/27 (9) 58,991 61,877
Becton Dickinson & Company, 3.794%, 5/20/50 (9) 17,895 17,733
Becton Dickinson & Company, 4.669%, 6/6/47  25,598 28,547
Cardinal Health, 4.50%, 11/15/44  4,690 4,884
Cardinal Health, 4.90%, 9/15/45  5,050 5,481
Cigna, 3.40%, 3/1/27 (9) 5,131 5,293
Cigna, 4.375%, 10/15/28  9,603 10,386
CVS Health, 1.875%, 2/28/31 (9) 14,118 12,829
CVS Health, 2.70%, 8/21/40 (9) 4,570 3,961

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
CVS Health, 4.25%, 4/1/50  9,184 9,825
CVS Health, 5.05%, 3/25/48  51,682 60,110
Eli Lilly, 2.25%, 5/15/50  480 397
Hasbro, 3.55%, 11/19/26  11,722 12,103
Mondelez International, 2.75%, 4/13/30  9,720 9,585
Mozart Debt Merger Sub, 3.875%, 4/1/29 (1) 17,720 16,745
PerkinElmer, 1.90%, 9/15/28  13,950 13,093
PerkinElmer, 2.25%, 9/15/31  7,580 6,937
PerkinElmer, 3.30%, 9/15/29  9,984 9,997
Reynolds American, 4.45%, 6/12/25  35,794 37,404
Teva Pharmaceutical Finance Netherlands III, 7.125%, 1/31/25  3,840 4,013
693,223
Energy 3.8%
Aker, 2.875%, 1/15/26 (1) 7,042 7,081
Boardwalk Pipelines, 3.40%, 2/15/31  17,281 16,886
Boardwalk Pipelines, 4.45%, 7/15/27  30,749 32,460
Boardwalk Pipelines, 4.95%, 12/15/24  9,720 10,253
Boardwalk Pipelines, 5.95%, 6/1/26 (9) 11,000 12,227
Cameron LNG, 2.902%, 7/15/31 (1) 1,747 1,716
Cameron LNG, 3.302%, 1/15/35 (1) 9,239 9,087
Cameron LNG, 3.701%, 1/15/39 (1) 6,882 6,870
Cheniere Corpus Christi Holdings, 3.70%, 11/15/29  21,773 22,100
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27 (9) 6,741 7,334
Cheniere Corpus Christi Holdings, 7.00%, 6/30/24  13,836 14,960
Cheniere Energy, 4.625%, 10/15/28 (9) 22,665 23,090
DCP Midstream Operating, 6.75%, 9/15/37 (1)(9) 4,310 5,258
DCP Midstream Operating, VR, 5.85%, 5/21/43 (1)(8)(9) 8,155 7,605
Diamondback Energy, 3.25%, 12/1/26  25,462 25,876
Energy Transfer, 2.90%, 5/15/25  8,447 8,479
Energy Transfer, 4.20%, 4/15/27 (9) 2,658 2,754
Energy Transfer, 4.25%, 4/1/24 (9) 13,866 14,230
Energy Transfer, 4.50%, 4/15/24 (9) 6,284 6,543
Energy Transfer, 4.95%, 6/15/28  18,982 20,453
Energy Transfer, 5.00%, 5/15/50 (9) 4,175 4,311
Energy Transfer, 5.25%, 4/15/29  13,749 15,055
Energy Transfer, 5.50%, 6/1/27  3,713 4,098
Energy Transfer, 5.875%, 1/15/24  13,657 14,374
Energy Transfer, 6.00%, 6/15/48  40,941 45,700
Energy Transfer, 6.25%, 4/15/49  3,985 4,638
Eni, Series X-R, 4.75%, 9/12/28 (1) 30,079 32,912
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 2,100 2,094
Gray Oak Pipeline, 2.60%, 10/15/25 (1) 6,556 6,473
Gray Oak Pipeline, 3.45%, 10/15/27 (1) 2,741 2,760
Occidental Petroleum, 8.00%, 7/15/25  14,410 16,229
Occidental Petroleum, 8.50%, 7/15/27  9,330 11,243

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Occidental Petroleum, 8.875%, 7/15/30  11,375 14,660
Reliance Industries, 3.667%, 11/30/27  18,280 18,938
Sabine Pass Liquefaction, 4.50%, 5/15/30  4,495 4,810
Sabine Pass Liquefaction, 5.00%, 3/15/27  71,542 77,623
Sabine Pass Liquefaction, 5.75%, 5/15/24  6,817 7,252
Sabine Pass Liquefaction, 5.875%, 6/30/26  14,711 16,329
Tengizchevroil Finance International, 4.00%, 8/15/26  30,325 30,158
Thaioil Treasury Center, 4.625%, 11/20/28 (9) 4,595 4,900
Transcontinental Gas Pipe Line, 3.25%, 5/15/30  7,309 7,328
Transcontinental Gas Pipe Line, 4.00%, 3/15/28  10,600 11,163
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  2,806 3,036
Venture Global Calcasieu Pass, 3.875%, 11/1/33 (1) 8,505 8,144
Williams, 2.60%, 3/15/31 (9) 29,160 27,463
Williams, 3.75%, 6/15/27  7,096 7,390
Woodside Finance, 3.65%, 3/5/25 (1) 12,830 13,153
Woodside Finance, 3.70%, 9/15/26 (1) 41,929 43,307
Woodside Finance, 3.70%, 3/15/28 (1) 34,813 35,640
746,443
Technology 0.4%
Apple, 2.40%, 8/20/50  4,660 3,960
Micron Technology, 4.185%, 2/15/27  7,035 7,405
NXP, 2.70%, 5/1/25 (1)(9) 2,279 2,291
NXP, 3.15%, 5/1/27 (1) 4,632 4,691
NXP, 5.35%, 3/1/26 (1)(9) 10,055 11,046
Oracle, 2.30%, 3/25/28  12,072 11,488
TSMC Global, 1.00%, 9/28/27 (1) 23,860 21,896
Visa, 2.00%, 8/15/50  11,391 9,019
71,796
Transportation 0.3%
Canadian Pacific Railway, 3.10%, 12/2/51  12,835 11,570
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 18,492 19,509
Transurban Finance, 2.45%, 3/16/31 (1) 12,184 11,452
Transurban Finance, 3.375%, 3/22/27 (1)(9) 10,230 10,486
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32  4,665 4,623
United Airlines PTT, Series 2019-2, Class A, Class A, 2.90%, 5/1/28  7,495 7,170
64,810
Total Industrial 2,886,835
UTILITY 1.5%
Electric 1.2%
Ausgrid Finance, 3.85%, 5/1/23 (1)(9) 14,852 15,092
Ausgrid Finance, 4.35%, 8/1/28 (1) 23,381 25,039
Edison International, 4.95%, 4/15/25  1,409 1,479
Enel Finance International, 1.875%, 7/12/28 (1)(9) 18,162 16,906
Enel Finance International, 2.25%, 7/12/31 (1) 23,114 20,838
Enel Finance International, 3.50%, 4/6/28 (1) 11,261 11,546

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
NextEra Energy Capital Holdings, 2.44%, 1/15/32  20,625 19,254
NextEra Energy Capital Holdings, 3.00%, 1/15/52 (9) 18,905 16,345
NRG Energy, 4.45%, 6/15/29 (1) 12,942 13,492
Pacific Gas & Electric, 2.10%, 8/1/27  10,318 9,568
Pacific Gas & Electric, 2.50%, 2/1/31  20,828 18,478
Pacific Gas & Electric, 3.95%, 12/1/47  10,551 9,138
Pacific Gas & Electric, 4.55%, 7/1/30  13,652 13,968
Vistra Operations, 3.55%, 7/15/24 (1) 44,076 44,352
Vistra Operations, 4.375%, 5/1/29 (1) 8,695 8,423
243,918
Natural Gas 0.3%
APT Pipelines, 4.25%, 7/15/27 (1) 4,605 4,878
NiSource, 1.70%, 2/15/31  14,959 13,090
NiSource, 3.60%, 5/1/30 (9) 24,407 24,731
Sempra Energy, 3.80%, 2/1/38  8,243 8,351
51,050
Total Utility 294,968
Total Corporate Bonds
(Cost $5,681,004) 5,571,577
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.5%
Government Sponsored 0.0%
Equate Petrochemical, 4.25%, 11/3/26  7,737 8,008
8,008
Owned No Guarantee 0.5%
Korea National Oil, 1.625%, 10/5/30 (1) 18,020 16,408
Korea National Oil, 2.625%, 4/18/32 (1) 4,400 4,195
NBN, 2.625%, 5/5/31 (1) 16,981 16,233
PTTEP Treasury Center, 2.587%, 6/10/27  18,300 18,164
QNB Finance, 2.75%, 2/12/27  21,028 20,935
TNB Global Ventures Capital, 3.244%, 10/19/26  13,470 13,774
89,709
Total Foreign Government Obligations & Municipalities
(Cost $102,144) 97,717
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 9.2%
Collateralized Mortgage Obligations 5.3%
Angel Oak Mortgage Trust
Series 2021-3, Class A1, CMO, ARM
1.068%, 5/25/66 (1) 11,951 11,764

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Angel Oak Mortgage Trust
Series 2021-4, Class A3, CMO, ARM
1.446%, 1/20/65 (1) 6,981 6,808
Angel Oak Mortgage Trust I
Series 2019-1, Class A1, CMO, ARM
3.92%, 11/25/48 (1) 4,886 4,904
Angel Oak Mortgage Trust I
Series 2019-1, Class A2, CMO, ARM
4.022%, 11/25/48 (1) 1,820 1,826
Barclays Mortgage Loan Trust
Series 2021-NQM1, Class A1, CMO, ARM
1.747%, 9/25/51 (1) 7,310 7,155
Bayview MSR Opportunity Master Fund Trust
Series 2022-2, Class A5, CMO, ARM
2.50%, 12/25/51 (1) 20,096 19,787
Bayview Opportunity Master Fund IVa Trust
Series 2017-RT1, Class A1, ARM
3.00%, 3/28/57 (1) 1,998 1,990
Bayview Opportunity Master Fund IVa Trust
Series 2017-SPL5, Class A, ARM
3.50%, 6/28/57 (1) 716 720
Bayview Opportunity Master Fund IVb Trust
Series 2017-RT2, Class A, ARM
3.50%, 8/28/57 (1) 2,257 2,216
BINOM Securitization Trust
Series 2021-INV1, Class A1, CMO, ARM
2.034%, 6/25/56 (1) 12,831 12,529
BRAVO Residential Funding Trust
Series 2021-NQM3, Class A1, CMO, ARM
1.699%, 4/25/60 (1) 22,838 22,649
CIM Trust
Series 2019-INV3, Class A15, CMO, ARM
3.50%, 8/25/49 (1) 4,267 4,289
CIM Trust
Series 2020-INV1, Class A2, CMO, ARM
2.50%, 4/25/50 (1) 7,183 7,114
CIM Trust
Series 2021-INV1, Class A8, CMO, ARM
2.50%, 7/1/51 (1) 12,788 12,548
Citigroup Mortgage Loan Trust
Series 2022-INV1, Class A4B, CMO, ARM
3.00%, 11/27/51 (1) 8,715 8,591
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1) 3,438 3,427
COLT Mortgage Loan Trust
Series 2021-1, Class A1, CMO, ARM
0.91%, 6/25/66 (1) 18,878 18,271

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
COLT Mortgage Loan Trust
Series 2021-6, Class A1, CMO, ARM
1.907%, 12/25/66 (1) 20,924 20,549
Connecticut Avenue Securities
Series 2016-C05, Class 2M2, CMO, ARM
1M USD LIBOR + 4.45%, 4.637%, 1/25/29  9,469 9,786
Connecticut Avenue Securities
Series 2017-C02, Class 2ED3, CMO, ARM
1M USD LIBOR + 1.35%, 1.537%, 9/25/29  2,462 2,477
Connecticut Avenue Securities
Series 2017-C04, Class 2ED2, CMO, ARM
1M USD LIBOR + 1.10%, 1.287%, 11/25/29  34,126 34,164
Connecticut Avenue Securities
Series 2017-C06, Class 2ED1, CMO, ARM
1M USD LIBOR + 1.00%, 1.187%, 2/25/30  9,265 9,245
Connecticut Avenue Securities
Series 2018-C01, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 1.037%, 7/25/30  25,187 25,102
Connecticut Avenue Securities
Series 2021-R03, Class 1M2, CMO, ARM
SOFR30A + 1.65%, 1.699%, 12/25/41 (1) 11,825 11,489
Connecticut Avenue Securities
Series 2022-R01, Class 1M2, CMO, ARM
SOFR30A + 1.90%, 1.949%, 12/25/41 (1) 17,740 17,356
Connecticut Avenue Securities
Series 2022-R02, Class 2M1, CMO, ARM
SOFR30A + 1.20%, 1.249%, 1/25/42 (1) 47,218 47,128
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.899%, 4/25/66 (1) 9,622 9,311
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, CMO, ARM
2.739%, 11/25/59 (1) 4,112 4,096
Ellington Financial Mortgage Trust
Series 2020-1, Class A1, CMO, ARM
2.006%, 5/25/65 (1) 2,814 2,814
Ellington Financial Mortgage Trust
Series 2021-3, Class A1, CMO, ARM
1.241%, 9/25/66 (1) 12,904 12,327
Flagstar Mortgage Trust
Series 2018-6RR, Class 2A4, CMO, ARM
4.00%, 9/25/48 (1) 1,654 1,658
Flagstar Mortgage Trust
Series 2019-1INV, Class A3, CMO, ARM
3.50%, 10/25/49 (1) 3,517 3,526
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M USD LIBOR + 0.85%, 1.037%, 3/25/50 (1) 4,779 4,757

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Flagstar Mortgage Trust
Series 2021-5INV, Class A16, CMO, ARM
2.50%, 7/25/51 (1) 11,107 10,611
Flagstar Mortgage Trust
Series 2021-8INV, Class A18, CMO, ARM
2.50%, 9/25/51 (1) 10,096 9,645
FWD Securitization Trust
Series 2020-INV1, Class A3, CMO, ARM
2.44%, 1/25/50 (1) 1,823 1,799
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57 (1) 1,410 1,412
Galton Funding Mortgage Trust
Series 2018-2, Class A22, CMO, ARM
4.00%, 10/25/58 (1) 3,782 3,804
Galton Funding Mortgage Trust
Series 2018-2, Class A31, CMO, ARM
4.50%, 10/25/58 (1) 1,860 1,876
Galton Funding Mortgage Trust
Series 2019-1, Class A22, CMO, ARM
4.00%, 2/25/59 (1) 1,194 1,201
Galton Funding Mortgage Trust
Series 2020-H1, Class A1, CMO, ARM
2.31%, 1/25/60 (1) 2,170 2,170
GCAT Trust
Series 2022-INV1, Class A26, CMO, ARM
3.00%, 12/25/51 (1) 10,140 10,005
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
1.625%, 7/25/44 (1) 535 539
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, CMO, ARM
2.959%, 10/25/50 (1) 20,440 20,242
GS Mortgage-Backed Securities Trust
Series 2021-GR2, Class A6, CMO, ARM
2.50%, 2/25/52 (1) 30,377 29,872
GS Mortgage-Backed Securities Trust
Series 2021-PJ6, Class A4, CMO, ARM
2.50%, 11/25/51 (1) 11,528 11,006
GS Mortgage-Backed Securities Trust
Series 2021-PJ6, Class A8, CMO, ARM
2.50%, 11/25/51 (1) 19,422 19,051
Homeward Opportunities Fund I Trust
Series 2020-2, Class A1, CMO, ARM
1.657%, 5/25/65 (1) 2,950 2,941
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, CMO, ARM
1.073%, 9/25/56 (1) 16,119 15,200

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Mortgage Trust
Series 2019-INV2, Class A3, CMO, ARM
3.50%, 2/25/50 (1) 3,341 3,347
JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM
3.50%, 5/25/50 (1) 6,880 6,909
JPMorgan Mortgage Trust
Series 2020-INV1, Class A11, CMO, ARM
1M USD LIBOR + 0.83%, 0.938%, 8/25/50 (1) 3,551 3,547
JPMorgan Mortgage Trust
Series 2020-INV1, Class A3, CMO, ARM
3.50%, 8/25/50 (1) 6,005 6,042
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A15, CMO, ARM
3.50%, 6/25/50 (1) 1,071 1,073
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A3, CMO, ARM
3.50%, 6/25/50 (1) 2,650 2,653
Mello Mortgage Capital Acceptance
Series 2021-INV3, Class A15, CMO, ARM
2.50%, 10/25/51 (1) 9,848 9,387
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57 (1) 14,090 14,394
MFA Trust
Series 2021-AEI2, Class A15, CMO, ARM
2.50%, 10/25/51 (1) 8,627 8,500
MFA Trust
Series 2021-NQM2, Class A1, CMO, ARM
1.029%, 11/25/64 (1) 9,404 9,162
Mill City Mortgage Loan Trust
Series 2018-1, Class A1, ARM
3.25%, 5/25/62 (1) 7,666 7,724
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A1, CMO, ARM
2.71%, 11/25/59 (1) 7,050 7,070
New Residential Mortgage Loan Trust
Series 2021-INV1, Class A4, CMO, ARM
2.50%, 6/25/51 (1) 6,879 6,529
New Residential Mortgage Loan Trust
Series 2021-INV1, Class A6, CMO, ARM
2.50%, 6/25/51 (1) 17,266 16,947
New Residential Mortgage Loan Trust
Series 2021-INV2, Class A2, CMO, ARM
2.50%, 9/25/51 (1) 16,226 15,567
New Residential Mortgage Loan Trust
Series 2021-INV2, Class A4, CMO, ARM
2.50%, 9/25/51 (1) 12,585 12,039

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2019-EXP2, Class 1A3, CMO, ARM
4.00%, 6/25/59 (1) 6,342 6,358
OBX Trust
Series 2019-EXP2, Class 2A1A, CMO, ARM
1M USD LIBOR + 0.90%, 1.087%, 6/25/59 (1) 71 71
OBX Trust
Series 2019-EXP3, Class 1A8, CMO, ARM
3.50%, 10/25/59 (1) 4,817 4,808
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM
4.00%, 5/27/49 (1) 1,460 1,467
OBX Trust
Series 2019-INV2, Class A5, CMO, ARM
4.00%, 5/27/49 (1) 3,953 3,970
OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM
3.50%, 2/25/60 (1) 8,721 8,671
OBX Trust
Series 2020-EXP1, Class 2A1, CMO, ARM
1M USD LIBOR + 0.75%, 0.937%, 2/25/60 (1) 1,741 1,736
OBX Trust
Series 2020-EXP2, Class A8, CMO, ARM
3.00%, 5/25/60 (1) 16,014 16,035
OBX Trust
Series 2020-INV1, Class A5, CMO, ARM
3.50%, 12/25/49 (1) 2,695 2,700
OBX Trust
Series 2021-NQM1, Class A1, CMO, ARM
1.072%, 2/25/66 (1) 12,266 12,004
OBX Trust
Series 2021-NQM3, Class A1, CMO, ARM
1.054%, 7/25/61 (1) 12,652 12,209
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM
3.50%, 3/25/48 (1) 1,322 1,325
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1) 4,720 4,743
Sequoia Mortgage Trust
Series 2018-CH3, Class A2, CMO, ARM
4.00%, 8/25/48 (1) 2,575 2,587
Sequoia Mortgage Trust
Series 2018-CH4, Class A2, CMO, ARM
4.00%, 10/25/48 (1) 2,719 2,732
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59 (1) 1,843 1,828

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, CMO, ARM
2.61%, 9/27/49 (1) 3,465 3,478
Starwood Mortgage Residential Trust
Series 2021-3, Class A1, CMO, ARM
1.127%, 6/25/56 (1) 8,145 7,894
Starwood Mortgage Residential Trust
Series 2021-4, Class A2, CMO, ARM
1.369%, 8/25/56 (1) 16,536 16,161
Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 0.80%, 0.987%, 12/25/30 (1) 2,950 2,950
Structured Agency Credit Risk Debt Notes
Series 2018-HQA1, Class M2AS, CMO, ARM
1M USD LIBOR + 1.10%, 1.287%, 9/25/30  15,011 14,967
Structured Agency Credit Risk Debt Notes
Series 2018-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.937%, 10/25/48 (1) 3,642 3,640
Structured Agency Credit Risk Debt Notes
Series 2018-HRP2, Class M2, CMO, ARM
1M USD LIBOR + 1.25%, 1.437%, 2/25/47 (1) 9,370 9,358
Structured Agency Credit Risk Debt Notes
Series 2020-DNA5, Class M2, CMO, ARM
SOFR30A + 2.80%, 2.849%, 10/25/50 (1) 8,613 8,667
Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class M2, CMO, ARM
SOFR30A + 2.30%, 2.349%, 8/25/33 (1) 9,106 9,209
Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M2, CMO, ARM
SOFR30A + 1.80%, 1.849%, 11/25/41 (1) 22,435 21,650
Structured Agency Credit Risk Debt Notes
Series 2021-HQA3, Class M1, CMO, ARM
SOFR30A + 0.85%, 0.899%, 9/25/41 (1) 12,500 12,371
Structured Agency Credit Risk Debt Notes
Series 2021-HQA4, Class M1, CMO, ARM
SOFR30A + 0.95%, 0.999%, 12/25/41 (1) 24,640 24,299
Structured Agency Credit Risk Debt Notes
Series 2022-DNA1, Class M1B, CMO, ARM
SOFR30A + 1.85%, 1.899%, 1/25/42 (1) 18,780 18,488
Structured Agency Credit Risk Debt Notes
Series 2022-DNA2, Class M1B, CMO, ARM
SOFR30A + 2.40%, 2.449%, 2/25/42 (1) 46,570 46,337
Towd Point Mortgage Trust
Series 2015-4, Class M1, ARM
3.75%, 4/25/55 (1) 12,232 12,299
Towd Point Mortgage Trust
Series 2016-1, Class A3B, ARM
3.00%, 2/25/55 (1) 1,657 1,662

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Towd Point Mortgage Trust
Series 2016-2, Class A1A, ARM
2.75%, 8/25/55 (1) 608 608
Towd Point Mortgage Trust
Series 2016-4, Class A1, ARM
2.25%, 7/25/56 (1) 1,479 1,482
Towd Point Mortgage Trust
Series 2017-1, Class A1, ARM
2.75%, 10/25/56 (1) 3,130 3,149
Towd Point Mortgage Trust
Series 2017-2, Class A1, ARM
2.75%, 4/25/57 (1) 1,275 1,280
Towd Point Mortgage Trust
Series 2017-5, Class A1, ARM
1M USD LIBOR + 0.60%, 0.787%, 2/25/57 (1) 4,137 4,131
Towd Point Mortgage Trust
Series 2018-1, Class A1, ARM
3.00%, 1/25/58 (1) 7,214 7,259
UWM Mortgage Trust
Series 2021-INV5, Class A14, CMO, ARM
3.00%, 1/25/52 (1) 10,338 10,143
Verus Securitization Trust
Series 2019-3, Class A3, CMO, STEP
3.04%, 7/25/59 (1) 8,255 8,268
Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
2.642%, 11/25/59 (1) 4,250 4,256
Verus Securitization Trust
Series 2019-4, Class M1, CMO, ARM
3.207%, 11/25/59 (1) 5,200 5,182
Verus Securitization Trust
Series 2019-INV2, Class A3, CMO, ARM
3.219%, 7/25/59 (1) 7,398 7,419
Verus Securitization Trust
Series 2019-INV3, Class A1, CMO, ARM
2.692%, 11/25/59 (1) 6,645 6,658
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
3.10%, 11/25/59 (1) 8,065 8,079
Verus Securitization Trust
Series 2020-1, Class A1, CMO, STEP
2.417%, 1/25/60 (1) 3,949 3,945
Verus Securitization Trust
Series 2020-2, Class A3, CMO, ARM
3.995%, 5/25/60 (1) 7,815 7,753
Verus Securitization Trust
Series 2020-INV1, Class A1, CMO, ARM
1.977%, 3/25/60 (1) 2,387 2,376

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2022-1, Class A1, CMO, STEP
2.724%, 1/25/67 (1) 6,570 6,527
Vista Point Securitization Trust
Series 2020-1, Class A1, CMO, ARM
1.763%, 3/25/65 (1) 2,967 2,963
Vista Point Securitization Trust
Series 2020-1, Class A3, CMO, ARM
3.201%, 3/25/65 (1) 17,346 17,376
Vista Point Securitization Trust
Series 2020-2, Class A1, CMO, ARM
1.475%, 4/25/65 (1) 3,947 3,891
Wells Fargo Mortgage Backed Securities Trust
Series 2021-RR1, Class A1, CMO, ARM
2.50%, 12/25/50 (1) 15,678 15,042
1,059,098
Commercial Mortgage-Backed Securities 3.9%
225 Liberty Street Trust
Series 2016-225L, Class A
3.597%, 2/10/36 (1) 13,535 13,815
Austin Fairmont Hotel Trust
Series 2019-FAIR, Class B, ARM
1M USD LIBOR + 1.25%, 1.441%, 9/15/32 (1) 11,890 11,725
Austin Fairmont Hotel Trust
Series 2019-FAIR, Class D, ARM
1M USD LIBOR + 1.80%, 1.991%, 9/15/32 (1) 4,935 4,824
Aventura Mall Trust
Series 2018-AVM, Class A, ARM
4.112%, 7/5/40 (1) 39,170 41,511
BAMLL Commercial Mortgage-Backed Securities Trust
Series 2018-DSNY, Class A, ARM
1M USD LIBOR + 0.85%, 1.041%, 9/15/34 (1) 35,456 35,058
BANK
Series 2017-BNK8, Class AS
3.731%, 11/15/50  2,705 2,805
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM
1M USD LIBOR + 2.16%, 2.351%, 11/15/34 (1) 10,230 9,944
BX Commercial Mortgage Trust
Series 2021-21M, Class C, ARM
1M USD LIBOR + 1.177%, 1.368%, 10/15/36 (1) 11,330 10,791
BX Trust
Series 2021-ARIA, Class B, ARM
1M USD LIBOR + 1.297%, 1.488%, 10/15/36 (1) 15,280 14,974
BX Trust
Series 2021-ARIA, Class C, ARM
1M USD LIBOR + 1.646%, 1.837%, 10/15/36 (1) 16,295 15,928

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
BX Trust
Series 2021-LGCY, Class C, ARM
1M USD LIBOR + 1.004%, 1.195%, 10/15/23 (1) 13,125 12,513
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class B
3.267%, 11/15/52  9,752 9,554
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class D, ARM
3.518%, 5/10/35 (1) 14,725 14,583
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class AS
3.571%, 2/10/48  9,880 10,018
Citigroup Commercial Mortgage Trust
Series 2015-GC33, Class AS
4.114%, 9/10/58  8,061 8,384
Citigroup Commercial Mortgage Trust
Series 2016-P4, Class AS
3.075%, 7/10/49  11,205 11,128
Citigroup Commercial Mortgage Trust
Series 2017-P7, Class AS
3.915%, 4/14/50  27,657 28,460
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class 805A, ARM
3.79%, 12/15/72 (1) 12,000 10,842
Citigroup Commercial Mortgage Trust
Series 2020-555, Class A
2.647%, 12/10/41 (1) 19,685 19,334
Citigroup Commercial Mortgage Trust
Series 2020-555, Class C
3.031%, 12/10/41 (1) 8,370 7,931
Citigroup Commercial Mortgage Trust
Series 2020-555, Class D
3.233%, 12/10/41 (1) 5,500 5,087
Cold Storage Trust
Series 2020-ICE5, Class B, ARM
1M USD LIBOR + 1.30%, 1.491%, 11/15/37 (1) 11,083 10,944
Cold Storage Trust
Series 2020-ICE5, Class C, ARM
1M USD LIBOR + 1.65%, 1.841%, 11/15/37 (1) 23,705 23,439
Commercial Mortgage Trust
Series 2013-CR6, Class AM
3.147%, 3/10/46 (1) 6,715 6,727
Commercial Mortgage Trust
Series 2015-CR24, Class A5
3.696%, 8/10/48  7,340 7,562
Commercial Mortgage Trust
Series 2015-CR24, Class AM, ARM
4.028%, 8/10/48  5,745 5,937

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Commercial Mortgage Trust
Series 2015-LC21, Class AM, ARM
4.043%, 7/10/48  21,415 22,125
CSAIL Commercial Mortgage Trust
Series 2016-C5, Class AS
4.01%, 11/15/48  5,000 5,167
CSAIL Commercial Mortgage Trust
Series 2019-C17, Class AS
3.278%, 9/15/52  14,473 14,525
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A, ARM
3.555%, 9/10/35 (1) 23,679 24,270
FREMF Mortgage Trust
Series 2018-K731, Class B, ARM
3.934%, 2/25/25 (1) 8,375 8,653
FREMF Mortgage Trust
Series 2019-K92, Class B, ARM
4.194%, 5/25/52 (1) 11,400 12,142
FREMF Mortgage Trust
Series 2019-K94, Class B, ARM
3.965%, 7/25/52 (1) 6,610 6,895
FREMF Mortgage Trust
Series 2019-K94, Class C, ARM
3.965%, 7/25/52 (1) 8,000 8,147
FREMF Mortgage Trust
Series 2019-K97, Class B, ARM
3.765%, 9/25/51 (1) 9,820 10,227
FREMF Mortgage Trust
Series 2019-K98, Class B, ARM
3.737%, 10/25/52 (1) 15,125 15,675
Great Wolf Trust
Series 2019-WOLF, Class D, ARM
1M USD LIBOR + 1.933%, 2.124%, 12/15/36 (1) 18,025 17,528
GS Mortgage Securities Trust
Series 2019-GC40, Class B
3.543%, 7/10/52  12,730 12,700
Hilton Orlando Trust
Series 2018-ORL, Class B, ARM
1M USD LIBOR + 1.20%, 1.391%, 12/15/34 (1) 5,540 5,460
InTown Hotel Portfolio Trust
Series 2018-STAY, Class B, ARM
1M USD LIBOR + 1.45%, 1.642%, 1/15/33 (1) 3,510 3,497
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class B, ARM
2.854%, 9/6/38 (1) 11,320 11,131
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class AFX
4.248%, 7/5/33 (1) 9,825 10,032

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class BFX
4.549%, 7/5/33 (1) 7,620 7,776
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class CFX
4.95%, 7/5/33 (1) 11,395 11,620
LUXE Trust
Series 2021-TRIP, Class B, ARM
1M USD LIBOR + 1.40%, 1.591%, 10/15/38 (1) 10,460 10,315
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class B, ARM
4.464%, 8/15/47  20,470 20,911
Morgan Stanley Capital I Trust
Series 2015-MS1, Class AS, ARM
4.031%, 5/15/48  3,355 3,472
SLIDE
Series 2018-FUN, Class B, ARM
1M USD LIBOR + 1.50%, 1.691%, 6/15/31 (1) 8,947 8,852
SMRT
Series 2022-MINI, Class C, ARM
1M SOFR + 1.55%, 1.65%, 1/15/24 (1) 20,450 19,926
UBS Commercial Mortgage Trust
Series 2018-C9, Class AS, ARM
4.318%, 3/15/51  12,230 12,946
VNDO Trust
Series 2016-350P, Class D, ARM
3.903%, 1/10/35 (1) 12,524 12,075
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class AS
3.808%, 12/15/47  5,860 5,982
Wells Fargo Commercial Mortgage Trust
Series 2015-C29, Class AS, ARM
4.013%, 6/15/48  6,250 6,439
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class AS, ARM
4.121%, 7/15/58  6,215 6,440
Wells Fargo Commercial Mortgage Trust
Series 2017-C39, Class B
4.025%, 9/15/50  5,750 5,850
Wells Fargo Commercial Mortgage Trust
Series 2017-C41, Class AS, ARM
3.785%, 11/15/50  15,000 15,207
Wells Fargo Commercial Mortgage Trust
Series 2019-JWDR, Class A, ARM
2.501%, 9/15/31 (1) 36,095 34,995
Worldwide Plaza Trust
Series 2017-WWP, Class A
3.526%, 11/10/36 (1) 33,185 33,903

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Worldwide Plaza Trust
Series 2017-WWP, Class C, ARM
3.596%, 11/10/36 (1) 6,005 5,737
764,438
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $1,847,883) 1,823,536
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 22.1%
U.S. Government Agency Obligations 17.9%
Federal Home Loan Mortgage
2.50%, 5/1/30  7,261 7,372
3.00%, 12/1/42 - 4/1/47  19,500 20,096
3.50%, 9/1/42 - 3/1/46  93,502 98,318
4.00%, 10/1/40 - 8/1/45  10,189 10,900
4.50%, 6/1/39 - 5/1/42  15,927 17,252
5.00%, 7/1/25 - 8/1/40  4,570 5,086
5.50%, 4/1/26 - 12/1/39  4,312 4,835
6.00%, 8/1/22 - 8/1/38  2,741 3,121
6.50%, 2/1/24 - 9/1/39  1,064 1,181
7.00%, 2/1/24 - 6/1/32  24 25
7.50%, 5/1/24 - 6/1/24  3 3
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.725%, 1.975%, 7/1/35  21 21
12M USD LIBOR + 1.83%, 2.079%, 3/1/36  111 116
12M USD LIBOR + 1.83%, 2.204%, 2/1/37  115 120
12M USD LIBOR + 1.842%, 2.091%, 1/1/37  135 135
12M USD LIBOR + 1.929%, 2.185%, 12/1/36  88 93
12M USD LIBOR + 2.03%, 2.275%, 11/1/36  124 124
1Y CMT + 2.25%, 2.338%, 10/1/36  64 68
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  14,876 2,162
Federal Home Loan Mortgage, CMO, PO, Zero Coupon, 8/15/28  9 8
Federal Home Loan Mortgage, UMBS
2.00%, 3/1/42 - 12/1/51  71,068 68,706
2.50%, 5/1/51 - 1/1/52  84,133 83,286
3.00%, 11/1/34 - 12/1/50  16,559 16,957
3.50%, 11/1/47 - 11/1/50  16,236 16,892
4.00%, 1/1/50 - 2/1/50  25,718 26,955
4.50%, 5/1/50  3,713 3,932
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  7,589 7,829
3.50%, 6/1/42 - 5/1/46  57,111 60,079
4.00%, 11/1/40  18,030 19,063

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.34%, 1.59%, 12/1/35  71 72
12M USD LIBOR + 1.604%, 1.90%, 7/1/36  293 306
12M USD LIBOR + 1.655%, 1.905%, 8/1/37  100 101
12M USD LIBOR + 1.881%, 2.131%, 8/1/36  146 148
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  30 6
Federal National Mortgage Assn., UMBS
2.00%, 12/1/51  53,350 51,240
2.50%, 5/1/30 - 2/1/52  316,037 312,823
3.00%, 6/1/27 - 10/1/51  441,618 453,217
3.50%, 11/1/32 - 12/1/48  150,266 156,753
4.00%, 11/1/40 - 12/1/49  175,560 186,736
4.50%, 4/1/26 - 5/1/50  123,738 132,813
5.00%, 3/1/23 - 12/1/47  27,810 30,846
5.50%, 5/1/22 - 9/1/41  23,099 25,817
6.00%, 4/1/22 - 1/1/41  26,021 29,618
6.50%, 8/1/27 - 3/1/41  10,934 12,317
7.00%, 10/1/29 - 4/1/37  106 113
Government National Mortgage Assn.
2.50%, 8/20/50 - 12/20/51  122,816 122,917
5.00%, 6/20/48  4,599 4,889
Government National Mortgage Assn., TBA (10)
3.00%, 3/20/52  117,125 119,070
3.50%, 3/20/52  62,807 64,799
UMBS, TBA (10)
2.00%, 3/1/52  764,110 732,949
2.50%, 3/1/37 - 3/1/52  411,215 407,682
3.00%, 3/1/52  66,985 67,655
3.50%, 3/1/52  63,900 65,807
4.00%, 3/1/52  39,465 41,204
4.50%, 3/1/52  38,550 40,696
3,535,329
U.S. Government Obligations 4.2%
Government National Mortgage Assn.
2.50%, 10/20/51  111,614 111,695
3.00%, 9/15/42 - 10/20/51  184,024 188,692
3.50%, 9/15/41 - 8/20/51  183,050 191,908
4.00%, 2/20/41 - 10/20/50  75,860 80,471
4.50%, 7/15/26 - 7/20/47  23,338 25,391
5.00%, 9/15/33 - 5/20/48  45,841 50,888
5.50%, 10/20/32 - 3/20/49  37,611 41,172
6.00%, 1/20/34 - 12/20/38  2,608 2,962
6.50%, 1/15/26 - 12/15/31  55 61
7.00%, 12/20/23 - 11/20/28  19 21
7.50%, 12/15/22 - 8/15/28  51 54

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
8.00%, 4/15/22 - 5/15/32  143 153
8.50%, 9/15/22 - 9/20/26  1 1
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  4,898 4,965
Government National Mortgage Assn., CMO, IO
3.50%, 5/20/43  3,630 576
4.00%, 5/20/37 - 2/20/43  5,970 399
4.50%, 12/20/39  138 2
Government National Mortgage Assn., TBA, 2.00%, 3/20/52 (10) 129,020 126,137
825,548
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $4,382,759) 4,360,877
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 25.4%
U.S. Treasury Obligations 25.4%
U.S. Treasury Bonds, 1.875%, 11/15/51  243,015 226,801
U.S. Treasury Bonds, 2.00%, 11/15/41  394,445 377,435
U.S. Treasury Bonds, 2.00%, 8/15/51  208,720 200,143
U.S. Treasury Bonds, 2.25%, 2/15/52  182,615 186,011
U.S. Treasury Bonds, 2.375%, 2/15/42  101,235 103,402
U.S. Treasury Notes, 0.125%, 1/15/24  626,940 611,658
U.S. Treasury Notes, 0.125%, 2/15/24 (9)(11) 619,630 603,655
U.S. Treasury Notes, 0.25%, 3/15/24  428,560 417,779
U.S. Treasury Notes, 0.25%, 5/15/24  537,735 522,695
U.S. Treasury Notes, 0.625%, 8/15/54  180,530 175,989
U.S. Treasury Notes, 1.00%, 12/15/24  223,520 219,748
U.S. Treasury Notes, 1.125%, 1/15/25  186,135 183,488
U.S. Treasury Notes, 1.25%, 11/30/26  476,325 465,608
U.S. Treasury Notes, 1.25%, 12/31/26  320,595 313,281
U.S. Treasury Notes, 1.50%, 1/31/27 (9) 419,240 414,393
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $5,133,908) 5,022,086
SHORT-TERM INVESTMENTS 11.8%
Money Market Funds 11.8%
T. Rowe Price Government Reserve Fund, 0.12% (4)(12) 2,324,572 2,324,572
Total Short-Term Investments
(Cost $2,324,572) 2,324,572

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL 0.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 0.12% (4)(12) 10,950 10,950
Total Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 10,950
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 0.12% (4)(12) 99,621 99,621
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 99,621
Total Securities Lending Collateral
(Cost $110,571) 110,571
Total Investments in Securities 109.2%
(Cost $21,829,614) $ 21,553,811
Other Assets Less Liabilities (9.2)% (1,812,860)
Net Assets 100.0% $ 19,740,951
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$4,189,817 and represents 21.2% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of this loan is unsettled as of February 28, 2022. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) Affiliated Companies
(5) SEC 30-day yield

T. ROWE PRICE New Income Fund

.
.
.
.
.
.
.
.
.
.
(6) Perpetual security with no stated maturity date.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $9,310 and represents 0.0% of net assets.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(9) All or a portion of this security is on loan at February 28, 2022.
(10) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $1,665,999 and represents 8.4% of net assets.
(11) At February 28, 2022, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(12) Seven-day yield
1M SOFR One month SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M SOFR Three month Term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
EUR Euro
FRN Floating Rate Note
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
PO Principal-only security for which the fund receives regular cash flows based on principal repayments
PTT Pass-Through Trust
SEK Swedish Krona
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar

T. ROWE PRICE New Income Fund

.
.
.
.
.
.
.
.
.
.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE New Income Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
JPMorgan Chase, Protection Sold
(Relevant Credit: Barclays Bank, A*),
Receive 1.00%, 6/20/24 (EUR) 5,778 104 107 (3)
Total Bilateral Credit Default Swaps, Protection Sold 107 (3)
Total Bilateral Swaps 107 (3)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S37, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/26 20,000 1,325 1,369 (44)
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S37, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/26 261,875 4,403 5,801 (1,398)
Protection Sold (Relevant Credit: Republic
of Chile, A1*), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/26 * 102,863 986 1,138 (152)
Protection Sold (Relevant Credit: Republic
of Indonesia, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/26 * 152,733 (782) 1,528 (2,310)

T. ROWE PRICE New Income Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: United
Mexican States, Baa1*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/26 * 254,717 (1,288) 1,068 (2,356)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (6,260)
Total Centrally Cleared Swaps (6,260)
Net payments (receipts) of variation margin to date 5,035
Variation margin receivable (payable) on centrally cleared swaps $ (1,225)
* Credit ratings as of February 28, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $143.

T. ROWE PRICE New Income Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/22/22 AUD 84,810 USD 61,745 $ (100)
Bank of America 4/22/22 USD 60,441 AUD 84,810 (1,204)
Citibank 5/20/22 USD 69,429 SEK 644,960 1,199
Goldman Sachs 4/22/22 USD 88,866 JPY 10,218,235 (120)
State Street 5/20/22 USD 68,905 EUR 60,479 882
UBS Investment Bank 5/20/22 USD 93,582 EUR 82,161 1,173
Net unrealized gain (loss) on open forward
currency exchange contracts $ 1,830

T. ROWE PRICE New Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 7,190 U.S. Treasury Long Bond contracts 6/22 1,126,583 $ 15,441
Short, 20,233 U.S. Treasury Notes five year contracts 6/22 (2,393,185) (11,728)
Short, 3,147 U.S. Treasury Notes ten year contracts 6/22 (401,046) (2,610)
Long, 1,376 U.S. Treasury Notes two year contracts 6/22 296,152 492
Long, 7,348 Ultra U.S. Treasury Bonds contracts 6/22 1,366,269 14,165
Long, 1,584 Ultra U.S. Treasury Notes ten year
contracts 6/22 223,864 1,967
Net payments (receipts) of variation margin to date 10,304
Variation margin receivable (payable) on open futures contracts $ 28,031

T. ROWE PRICE New Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Institutional Floating Rate Fund - Z
Class, 4.02%  $ (1,817) $ (3,970) $ 19,995
T. Rowe Price Institutional High Yield Fund - Z
Class, 5.74%  1,749 (5,271) 4,179
T. Rowe Price Government Reserve Fund, 0.12% — — 1,176 ++
T. Rowe Price Short-Term Fund — — — ++
Totals $ (68) # $ (9,241) $ 25,350 +
Supplementary Investment Schedule
Affiliate
Value
05/31/21
Purchase
Cost
Sales
Cost
Value
02/28/22
T. Rowe Price Institutional
Floating Rate Fund - Z Class,
4.02%  $ 610,263 $ 19,926 $ 112,817 $ 513,402
T. Rowe Price Institutional High
Yield Fund - Z Class, 5.74%  104,794 4,170 54,251 49,442
T. Rowe Price Government
Reserve Fund, 0.12% 2,421,133 ¤ ¤ 2,435,143
T. Rowe Price Short-Term Fund 1,055,840 ¤ ¤ —
Total $ 2,997,987 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $25,350 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,993,893.

T. ROWE PRICE New Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Income Fund, Inc.  (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE New Income Fund

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.

T. ROWE PRICE New Income Fund

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE New Income Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 18,546,514 $ — $ 18,546,514
Bond Mutual Funds 562,844 — — 562,844
Convertible Preferred Stocks — 9,310 — 9,310
Short-Term Investments 2,324,572 — — 2,324,572
Securities Lending Collateral 110,571 — — 110,571
Total Securities 2,997,987 18,555,824 — 21,553,811
Swaps* — 104 — 104
Forward Currency Exchange
Contracts — 3,254 — 3,254
Futures Contracts* 32,065 — — 32,065
Total $ 3,030,052 $ 18,559,182 $ — $ 21,589,234
Liabilities
Swaps* $ — $ 6,260 $ — $ 6,260
Forward Currency Exchange
Contracts — 1,424 — 1,424
Futures Contracts* 14,338 — — 14,338
Total $ 14,338 $ 7,684 $ — $ 22,022
1
Includes Asset-Backed Securities, Bank Loans, Corporate Bonds, Foreign Government
Obligations & Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE New Income Fund

coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events.
Management is actively monitoring these events.
F43-054Q3 02/22